Income Taxes - Schedule of changes to gross unrecognized tax benefits (Details) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Income Tax Contingency [Line Items]
Beginning Balance		$ 468
Additions related to current year positions	$ 468	7
Ending Balance	$ 468	$ 475